CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Income from voyages and related services	$ 6,904.2	$ 8,427.4	$ 5,162.2
Cost of voyages and related services:
Operating expenses and cost of services	(4,460.8)	(4,513.2)	(3,885.1)
Depreciation	(1,259.5)	(1,130.2)	(1,449.8)
Impairment reversal (loss) of assets	137.0		(2,034.9)
Gross profit (loss)	1,320.9	2,784.0	(2,207.6)
Other operating income	43.4	46.6	14.4
Other operating expenses	(1.5)	(0.8)	(29.3)
General and administrative expenses	(336.3)	(296.1)	(280.7)
Share of loss of associates	(10.5)	(6.4)	(7.8)
Results from operating activities	1,016.0	2,527.3	(2,511.0)
Finance income	133.1	149.2	142.2
Finance expenses	(490.6)	(471.5)	(446.7)
Net finance expenses	(357.5)	(322.3)	(304.5)
Profit (loss) before income taxes	658.5	2,205.0	(2,815.5)
Income taxes	(177.0)	(51.2)	127.6
Profit (loss) for the year	481.5	2,153.8	(2,687.9)
Attributable to:
Owners of the Company	479.2	2,147.7	(2,695.6)
Non-controlling interests	2.3	6.1	7.7
Profit (loss) for the year	$ 481.5	$ 2,153.8	$ (2,687.9)
Earnings (loss) per share (US$)
Basic earnings (loss) per 1 ordinary share	$ 3.98	$ 17.84	$ (22.42)
Diluted earnings (loss) per 1 ordinary share	$ 3.98	$ 17.82	$ (22.42)